Note 16 - Income Tax (Details) - The Company has Gross Operating Loss Carryforwards (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	$ 91,957	$ 88,318
CANADA | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	939	1,224
Valuation Allowance	939	1,224
CANADA
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	72,526	53,866
Valuation Allowance	2,438	4,228
Net	70,088	49,638
UNITED STATES | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	4,197	1,068
Valuation Allowance	4,197	1,068
UNITED STATES
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	164,414	172,155
Valuation Allowance	4,099	4,098
Net	160,315	168,057
AUSTRALIA | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	8,123	9,455
Valuation Allowance	8,123	9,455
AUSTRALIA
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	304	889
Net	304	889
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	46,901	43,578
Valuation Allowance	41,412	40,413
Net	$ 5,489	$ 3,165